Summary of Loans and Interest Receivable (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Accounts, Notes, Loans and Financing Receivable, Classified [Abstract]
Loans and interest receivable, current	$ 3,780	¥ 24,598	¥ 1,849
Allowance for credit losses	(101)	(660)	(49)
Net loans and interest receivable, current	3,679	23,938	1,800
Loans and interest receivable, non-current	549	3,571	2,778
Allowance for credit losses	(16)	(104)	(69)
Net loans and interest receivable, non-current	$ 533	¥ 3,467	¥ 2,709